Annual Fund Operating Expenses - Retail - Vanguard Treasury Money Market Fund - Investor Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%	[1]

[1]	Vanguard and the Fund's board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's board may terminate the temporary expense limitation at any time.